UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Bryan W. Ashmus

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2019

Item 1. Schedule of Investments.

DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS — 98.88%	Shares	Fair Value

Communication Services — 10.23%
Alphabet, Inc., Class A(a)	3,100	$3,490,259
AT&T, Inc.	100,000	3,006,000
Comcast Corporation, Class A	87,000	3,181,590
Facebook, Inc., Class A(a)	20,000	3,333,800
T-Mobile US, Inc.(a)	44,000	3,063,280
		16,074,929
Consumer Discretionary — 10.13%
Amazon.com, Inc.(a)	500	859,365
Best Buy Company, Inc.	51,000	3,021,240
D.R. Horton, Inc.	77,000	2,960,650
Home Depot, Inc. (The)	15,600	2,863,068
lululemon athletica, Inc.(a)	21,000	3,104,010
Royal Caribbean Cruises Ltd.	25,800	3,097,290
		15,905,623
Consumer Staples — 7.07%
Constellation Brands, Inc., Class A	17,000	2,952,220
Ingredion, Inc.	300	29,700
Kimberly-Clark Corporation	25,600	2,851,328
Sysco Corporation	42,000	2,681,700
Walmart, Inc.	27,000	2,587,410
		11,102,358
Energy — 5.42%
Chevron Corporation	19,000	2,178,350
Exxon Mobil Corporation	30,400	2,227,712
Marathon Petroleum Corporation	32,000	2,120,320
ONEOK, Inc.	31,000	1,990,510
		8,516,892
Financials — 13.21%
American Express Company	28,800	2,957,760
Bank of America Corporation	101,000	2,875,470
Citizens Financial Group, Inc.	88,000	2,984,960
JPMorgan Chase & Company	28,000	2,898,000
MetLife, Inc.	67,000	3,059,890
Morgan Stanley	68,000	2,876,400
Starwood Property Trust, Inc.	140,000	3,091,200
		20,743,680
Health Care — 14.85%
AbbVie, Inc.	400	32,116
Amgen, Inc.	14,600	2,731,806

See accompanying notes which are an integral part of these schedules of investments.

DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — 98.88% - continued	Shares	Fair Value
Health Care — 14.85% - continued
Bristol-Myers Squibb Company	60,000	$2,962,200
CVS Health Corporation	44,000	2,884,200
Merck & Company, Inc.	38,600	2,872,998
Pfizer, Inc.	68,000	2,886,600
Stryker Corporation	16,000	2,841,120
UnitedHealth Group, Inc.	12,000	3,242,400
WellCare Health Plans, Inc.(a)	10,400	2,875,392
		23,328,832
Industrials — 9.33%
Boeing Company (The)	8,400	3,239,208
Caterpillar, Inc.	21,000	2,796,360
Delta Air Lines, Inc.	59,000	2,916,370
Norfolk Southern Corporation	18,000	3,019,320
Waste Management, Inc.	28,000	2,678,760
		14,650,018
Information Technology — 19.68%
Apple, Inc.	19,000	3,162,360
Broadcom, Inc.	10,800	2,897,100
Broadridge Financial Solutions, Inc.	22,000	2,218,260
CDW Corporation	33,000	2,747,910
Cisco Systems, Inc.	62,000	2,931,980
Intel Corporation	62,000	2,921,440
Mastercard, Inc., Class A	13,000	2,744,690
Microsoft Corporation	31,000	3,237,330
Sabre Corporation	116,000	2,665,680
Visa, Inc., Class A	18,800	2,538,188
Zebra Technologies Corporation, Class A(a)	16,400	2,847,040
		30,911,978
Materials — 2.70%
Albemarle Corporation	300	24,219
Packaging Corporation of America	22,600	2,131,632
Steel Dynamics, Inc.	57,000	2,085,630
		4,241,481
Real Estate — 3.06%
American Tower Corporation, Class A	14,200	2,454,328
Prologis, Inc.	34,000	2,351,440
		4,805,768
Utilities — 3.20%
CenterPoint Energy, Inc.	81,400	2,516,888

See accompanying notes which are an integral part of these schedules of investments.

DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — 98.88% - continued	Shares	Fair Value
Utilities — 3.20% - continued
Exelon Corporation	52,400	$2,502,624
		5,019,512

Total Common Stocks (Cost $142,065,921)		155,301,071

MONEY MARKET FUNDS - 0.02%

Federated Government Obligations Fund, Institutional Class, 2.26%(b)	31,510	31,510

Total Money Market Funds (Cost $31,510)		31,510

Total Investments — 98.90% (Cost $142,097,431)		155,332,581

Other Assets in Excess of Liabilities — 1.10%		1,729,380

NET ASSETS — 100.00%		$157,061,961

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2019.

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS — 98.62%	Shares	Fair Value

Communication Services — 3.36%
Marcus Corporation (The)	6,737	$300,268
QuinStreet, Inc.(a)	15,033	286,228
		586,496
Consumer Discretionary — 12.16%
Boot Barn Holdings, Inc.(a)	14,949	350,255
Boyd Gaming Corporation	11,121	303,826
G-III Apparel Group Ltd.(a)	9,223	321,606
Marriott Vacations Worldwide Corporation	4,245	375,852
Ruth's Hospitality Group, Inc.	12,059	278,563
Urban Outfitters, Inc.(a)	7,660	247,418
Weight Watchers International, Inc.(a)	7,589	242,848
		2,120,368
Consumer Staples — 2.75%
Central Garden & Pet Company(a)	6,425	251,924
Chefs' Warehouse, Inc. (The)(a)	7,066	226,960
		478,884
Energy — 3.65%
Delek US Holdings, Inc.	4,161	135,274
Matador Resources Company(a)	8,591	167,525
Oasis Petroleum, Inc.(a)	25,355	152,637
ProPetro Holding Corporation(a)	11,038	180,361
		635,797
Financials — 17.69%
Banner Corporation	5,689	310,278
CenterState Bank Corporation	12,532	310,794
First Bancorp	8,398	308,794
First Merchants Corporation	7,983	292,417
Independent Bank Corporation	3,914	312,259
Primerica, Inc.	3,001	337,223
United Community Banks, Inc.	12,570	323,300
Universal Insurance Holdings, Inc.	7,663	289,048
Western Alliance Bancorporation(a)	6,990	309,517
Wintrust Financial Corporation	4,113	292,599
		3,086,229
Health Care — 15.04%
AMN Healthcare Services, Inc.(a)	4,392	284,558

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — 98.62% - continued	Shares	Fair Value
Health Care — 15.04% - continued
ANI Pharmaceuticals, Inc.(a)	4,898	$263,218
BioTelemetry, Inc.(a)	4,105	294,821
Corcept Therapeutics, Inc.(a)	16,987	189,915
Emergent BioSolutions, Inc.(a)	4,198	261,913
HMS Holdings Corporation(a)	8,683	260,403
Horizon Pharma plc(a)	11,884	255,387
Ligand Pharmaceuticals, Inc., Class B(a)	2,283	269,623
Merit Medical Systems, Inc.(a)	4,850	274,171
Tabula Rasa HealthCare, Inc.(a)	4,458	268,728
		2,622,737
Industrials — 14.56%
ASGN, Inc.(a)	4,209	265,125
Comfort Systems USA, Inc.	5,633	270,214
Curtiss-Wright Corporation	2,221	252,128
Echo Global Logistics, Inc.(a)	9,766	232,040
Harsco Corporation(a)	11,427	243,395
MasTec, Inc.(a)	5,641	250,348
Moog, Inc., Class A	2,900	259,463
SkyWest, Inc.	4,907	250,012
Timken Company (The)	6,337	269,893
TriNet Group, Inc.(a)	5,423	247,614
		2,540,232
Information Technology — 14.73%
Alarm.com Holdings, Inc.(a)	4,267	268,522
Cabot Microelectronics Corporation	2,418	246,370
Five9, Inc.(a)	5,413	276,767
Mellanox Technologies Ltd.(a)	2,422	226,239
Quantenna Communications, Inc.(a)	16,466	246,002
RealPage, Inc.(a)	4,820	268,811
Rudolph Technologies, Inc.(a)	10,952	237,877
SYNNEX Corporation	2,599	251,479
Trade Desk, Inc. (The), Class A(a)	1,823	260,106
Upland Software, Inc.(a)	9,194	287,221
		2,569,394
Materials — 3.82%
AdvanSix, Inc.(a)	8,234	260,524
Ferro Corporation(a)	11,762	196,073
PolyOne Corporation	6,504	210,534
		667,131

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — 98.62% - continued	Shares	Fair Value
Real Estate — 7.15%
CoreSite Realty Corporation	3,121	$308,324
EastGroup Properties, Inc.	3,152	326,106
Preferred Apartment Communities, Inc., Class A	19,371	307,999
STAG Industrial, Inc.	11,039	304,345
		1,246,774
Utilities — 3.71%
Chesapeake Utilities Corporation	3,768	341,268
Southwest Gas Holdings, Inc.	3,912	306,388
		647,656

Total Common Stocks (Cost $16,652,588)		17,201,698

MONEY MARKET FUNDS - 1.25%

Federated Government Obligations Fund, Institutional Class, 2.26%(b)	218,198	218,198

Total Money Market Funds (Cost $218,198)		218,198

Total Investments — 99.87% (Cost $16,870,786)		17,419,896

Other Assets in Excess of Liabilities — 0.13%		22,950

NET ASSETS — 100.00%		$17,442,846

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2019.

See accompanying notes which are an integral part of these schedules of investments.

DANA EPIPHANY ESG EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS — 99.15%	Shares	Fair Value

Communication Services — 7.42%
Alphabet, Inc., Class C(a)	250	$279,093
AT&T, Inc.	10,000	300,600
Facebook, Inc., Class A(a)	2,500	416,725
		996,418
Consumer Discretionary — 12.80%
Amazon.com, Inc.(a)	300	515,619
Best Buy Company, Inc.	1,600	94,784
Booking Holdings, Inc.(a)	100	183,281
Home Depot, Inc. (The)	1,500	275,295
Lowe's Companies, Inc.	3,500	336,560
McDonald's Corporation	1,750	312,865
		1,718,404
Consumer Staples — 10.83%
Coca-Cola Company (The)	6,500	312,845
Costco Wholesale Corporation	1,500	321,945
General Mills, Inc.	4,200	186,648
Kimberly-Clark Corporation	1,600	178,208
PepsiCo, Inc.	2,500	281,675
Sysco Corporation	2,700	172,395
		1,453,716
Energy — 5.30%
Marathon Petroleum Corporation	2,900	192,154
Occidental Petroleum Corporation	3,500	233,730
Phillips 66	3,000	286,230
		712,114
Financials — 13.58%
American Express Company	3,000	308,100
Bank of America Corporation	10,000	284,699
Berkshire Hathaway, Inc., Class B(a)	1,500	308,310
MetLife, Inc.	4,300	196,381
PNC Financial Services Group, Inc. (The)	2,000	245,340
Starwood Property Trust, Inc.	9,000	198,720
U.S. Bancorp	5,500	281,380
		1,822,930
Health Care — 13.57%
Becton, Dickinson and Company	1,250	311,825
Bristol-Myers Squibb Company	5,000	246,850
Cigna Corporation	912	182,227
CVS Health Corporation	2,700	176,985

See accompanying notes which are an integral part of these schedules of investments.

DANA EPIPHANY ESG EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — 99.15% - continued	Shares	Fair Value
Health Care — 13.57% - continued
Emergent BioSolutions, Inc.(a)	2,800	$174,692
Encompass Health Corporation	2,700	180,468
Stryker Corporation	2,000	355,140
WellCare Health Plans, Inc.(a)	700	193,536
		1,821,723
Industrials — 9.33%
Allison Transmission Holdings, Inc.	3,900	189,813
Caterpillar, Inc.	2,000	266,320
Delta Air Lines, Inc.	3,700	182,891
Union Pacific Corporation	2,000	318,140
United Technologies Corporation	2,500	295,175
		1,252,339
Information Technology — 21.40%
Accenture plc, Class A	1,500	230,325
Apple, Inc.	2,500	416,100
Automatic Data Processing, Inc.	2,000	279,680
Cisco Systems, Inc.	5,000	236,450
Intel Corporation	7,500	353,400
Mastercard, Inc., Class A	1,500	316,694
Microsoft Corporation	5,000	522,150
NVIDIA Corporation	1,500	215,625
Visa, Inc., Class A	2,250	303,773
		2,874,197
Materials — 1.09%
Avery Dennison Corporation	1,400	146,230

Real Estate — 1.16%
American Tower Corporation, Class A	900	155,556

Utilities — 2.67%
NextEra Energy, Inc.	2,000	357,960

Total Common Stocks (Cost $10,924,417)		13,311,587

MONEY MARKET FUNDS - 0.65%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.32%(b)	87,594	87,594
Total Money Market Funds (Cost $87,594)		87,594

See accompanying notes which are an integral part of these schedules of investments.

DANA EPIPHANY ESG EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

Fair Value
Total Investments — 99.80% (Cost $11,012,011)	$13,399,181

Other Assets in Excess of Liabilities — 0.20%	27,514

NET ASSETS — 100.00%	$13,426,695

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2019.

The sectors shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At January 31, 2019, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Dana Large Cap Equity Fund	$142,219,067	$16,576,410	$(3,462,896)	$13,113,514
Dana Small Cap Equity Fund	16,894,434	2,000,890	(1,475,428)	525,462
Dana Epiphany ESG Equity Fund	11,016,485	2,545,327	(162,631)	2,382,696

At January 31, 2019, the difference between book basis and tax basis unrealized appreciation for the Dana Large Cap Equity Fund, Dana Small Cap Equity Fund and Dana Epiphany ESG Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

See accompanying notes which are an integral part of these schedules of investments.

Dana Funds

Notes to the Schedule of Investments

January 31, 2019

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany ESG Equity Fund (the “Epiphany ESG Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$155,301,071	$-	$-	$155,301,071
Money Market Funds	31,510	-	-	31,510
Total	$155,332,581	$-	$-	$155,332,581

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$17,201,698	$-	$-	$17,201,698
Money Market Funds	218,198	-	-	218,198
Total	$17,419,896	$-	$-	$17,419,896

Epiphany ESG Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,311,587	$-	$-	$13,311,587
Money Market Funds	87,594	-	-	87,594
Total	$13,399,181	$-	$-	$13,399,181

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS — 94.46%	Shares	Fair Value

Communication Services — 2.86%
John Wiley & Sons, Inc., Class A	28,410	$1,471,070
Meredith Corporation	37,548	2,037,730
TEGNA, Inc.	152,818	1,794,083
		5,302,883
Consumer Discretionary — 11.03%
Aaron's, Inc.	29,872	1,495,392
Adtalem Global Education, Inc.(a)	49,392	2,415,269
American Axle & Manufacturing Holdings, Inc.(a)	147,631	2,181,986
Big Lots, Inc.	38,499	1,214,258
Bloomin' Brands, Inc.	158,152	2,914,741
Cooper Tire & Rubber Company	48,313	1,700,618
Group 1 Automotive, Inc.	27,426	1,673,809
KB Home	135,348	2,897,801
M/I Homes, Inc.(a)	52,275	1,384,765
Movado Group, Inc.	21,502	686,989
Wolverine World Wide, Inc.	55,258	1,895,902
		20,461,530
Consumer Staples — 1.14%
Energizer Holdings, Inc.	44,719	2,119,681

Energy — 3.26%
Alliance Resource Partners LP	60,806	1,183,285
Gran Tierra Energy, Inc.(a)	432,945	1,026,080
Southwestern Energy Company(a)	428,909	1,874,332
W&T Offshore, Inc.(a)	230,409	1,161,261
World Fuel Services Corporation	32,231	802,230
		6,047,188
Financials — 23.86%
AllianceBernstein Holding LP	94,912	2,893,867
Ameris Bancorp	14,438	547,922
Apollo Commercial Real Estate Finance, Inc.	137,322	2,499,260
Associated Banc-Corporation	152,038	3,291,623
Berkshire Hills Bancorp, Inc.	34,945	952,251
CNO Financial Group, Inc.	111,953	2,001,720
Donnelley Financial Solutions, Inc.(a)	60,566	886,686
F.N.B. Corporation	149,720	1,744,238
First Midwest Bancorp, Inc.	132,328	2,913,863
Fulton Financial Corporation	207,612	3,332,173

Hancock Whitney Corporation	94,780	3,893,561
Hanover Insurance Group, Inc. (The)	9,237	1,053,387
International Bancshares Corporation	53,457	1,896,120
Nelnet, Inc., Class A	21,304	1,120,590
Old National Bancorp	236,416	3,815,754
TCF Financial Corporation	79,799	1,768,346
Umpqua Holdings Corporation	74,600	1,318,928
Valley National Bancorp	67,585	683,284
Waddell & Reed Financial, Inc., Class A	103,375	1,769,780
Washington Federal, Inc.	92,376	2,687,218
WesBanco, Inc.	36,465	1,480,844
Wintrust Financial Corporation	23,911	1,701,029
		44,252,444
Health Care — 1.59%
LHC Group, Inc.(a)	5,676	600,123
NextGen Healthcare, Inc.(a)	37,663	665,882
Select Medical Holdings Corporation(a)	107,562	1,680,119
		2,946,124
Industrials — 18.53%
AAR Corporation	44,707	1,684,560
Aegion Corporation(a)	50,230	911,675
Aircastle Ltd.	99,919	2,082,311
ArcBest Corporation	42,815	1,610,700
Barnes Group, Inc.	32,913	1,944,500
Briggs & Stratton Corporation	50,660	652,501
EMCOR Group, Inc.	38,374	2,503,135
EnerSys	17,028	1,451,807
Generac Holdings, Inc.(a)	33,755	1,786,652
Global Brass & Copper Holdings, Inc.	60,789	1,838,259
Hawaiian Holdings, Inc.	24,712	791,278
Herman Miller, Inc.	31,570	1,080,641
Hillenbrand, Inc.	32,165	1,363,796
Hyster-Yale Materials Handling, Inc., Class A	14,851	1,033,481
KBR, Inc.	117,733	2,025,008
Kelly Services, Inc., Class A	19,553	437,987
Kennametal, Inc.	49,619	1,864,682
Korn/Ferry International	18,355	836,988
Matthews International Corporation, Class A	36,474	1,622,728
Park-Ohio Holdings Corporation	20,416	663,112
Regal Beloit Corporation	40,295	3,093,045
Rush Enterprises, Inc., Class A	11,406	436,280
Universal Forest Products, Inc.	75,294	2,320,561
Wabash National Corporation	24,725	344,667
		34,380,354

Information Technology — 13.91%
AVX Corporation	81,346	1,443,892
Belden, Inc.	21,329	1,143,448
Celestica, Inc.(a)	175,102	1,738,763
ChipMOS Technology, Inc. - ADR	34,181	567,746
Cohu, Inc.	30,612	536,934
CSG Systems International, Inc.	54,737	1,980,932
Itron, Inc.(a)	42,555	2,324,780
Kulicke & Soffa Industries, Inc.	91,310	2,057,215
NETGEAR, Inc.(a)	11,774	466,368
Plantronics, Inc.	26,193	1,016,027
Sanmina Corporation(a)	69,411	2,167,011
ScanSource, Inc.(a)	28,649	1,097,543
Science Applications International Corporation	28,339	1,902,680
Sykes Enterprises, Inc.(a)	33,759	930,736
SYNNEX Corporation	7,540	729,570
Tech Data Corporation(a)	29,657	2,836,099
Vishay Intertechnology, Inc.	146,593	2,858,563
		25,798,307
Materials — 7.96%
Cabot Corporation	37,478	1,757,344
Cleveland-Cliffs, Inc.	77,760	832,810
Domtar Corporation	70,018	3,283,844
Kraton Corporation(a)	59,674	1,682,807
Mercer International, Inc.	83,705	1,236,323
Owens-Illinois, Inc.	98,887	1,984,662
Pan American Silver Corporation	123,347	1,839,103
Schnitzer Steel Industries, Inc., Class A	37,498	907,452
Stepan Company	14,211	1,249,573
		14,773,918
Real Estate — 6.92%
Ashford Hospitality Trust, Inc.	299,246	1,481,268
Brandywine Realty Trust	165,360	2,488,668
CoreCivic, Inc.	35,635	708,067
GEO Group, Inc. (The)	35,226	794,346
Hospitality Properties Trust	51,903	1,383,734
Kite Realty Group Trust	51,337	853,734
Lexington Realty Trust	306,926	2,949,560
Office Properties Income Trust	—(b)	2
Pennsylvania Real Estate Investment Trust	110,400	813,648
Piedmont Office Realty Trust, Inc., Class A	56,448	1,092,833
PotlatchDeltic Corporation	7,374	271,953
		12,837,813

Utilities — 3.40%
ALLETE, Inc.	29,693	2,284,579
IDACORP, Inc.	14,653	1,428,668
Portland General Electric Company	53,784	2,598,843
		6,312,090

Total Common Stocks (Cost $170,539,102)		175,232,332

MONEY MARKET FUNDS - 7.25%

Federated Government Obligations Fund, Institutional Class, 2.26%(c)	13,451,483	13,451,483

Total Money Market Funds (Cost $13,451,483)		13,451,483

Total Investments — 101.71% (Cost $183,990,585)		188,683,815

Liabilities in Excess of Other Assets — (1.71)%		(3,171,343)

NET ASSETS — 100.00%		$185,512,472

(a)	Non-income producing security.
(b)	Less than 0.5 shares.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2019, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$183,933,018

Gross Unrealized Appreciation	$13,810,088
Gross Unrealized Depreciation	(9,059,291)

Net Unrealized Appreciation on Investments	$4,750,797

At January 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and partnership basis adjustments.

Foundry Partners Fundamental Small Cap Value Fund

Notes to the Schedule of Investments

January 31, 2019 (Unaudited)

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REITs underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation dates.
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Foundry Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$175,232,332	$-	$-	$175,232,332
Money Market Funds	13,451,483	-	-	13,451,483
Total	$188,683,815	$-	$-	$188,683,815

*	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

GREEN OWL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS — 99.89%	Shares	Fair Value

Communication Services — 17.21%
Alphabet, Inc., Class A(a)	773	$870,313
Alphabet, Inc., Class C(a)	2,928	3,268,732
CBS Corporation, Class B	67,430	3,335,087
Facebook, Inc., Class A(a)	13,800	2,300,322
Naspers Ltd., Class N - ADR	41,525	1,909,320
Walt Disney Company (The)	14,285	1,593,063
		13,276,837
Consumer Discretionary — 15.68%
CarMax, Inc.(a)	44,770	2,631,581
Expedia Group, Inc.	16,250	1,937,813
General Motors Company	74,340	2,900,746
Mohawk Industries, Inc.(a)	20,047	2,581,853
Starbucks Corporation	30,000	2,044,200
		12,096,193
Consumer Staples — 1.72%
US Foods Holding Corporation(a)	39,337	1,326,444

Energy — 0.88%
Halliburton Company	21,700	680,512

Financials — 26.80%
American Express Company	15,000	1,540,500
Aon plc	15,395	2,405,161
Bank of America Corporation	82,975	2,362,297
Berkshire Hathaway, Inc., Class B(a)	25,315	5,203,245
Blackstone Group, L.P. (The)(b)	52,995	1,785,931
Charles Schwab Corporation (The)	34,970	1,635,547
Citigroup, Inc.	29,000	1,869,340
Goldman Sachs Group, Inc. (The)	7,800	1,544,478
JPMorgan Chase & Company	22,575	2,336,513
		20,683,012
Health Care — 1.84%
Bayer AG	18,756	1,421,137

Industrials — 22.87%
AMERCO	7,497	2,718,862
American Airlines Group, Inc.	55,640	1,990,243
Boeing Company (The)	5,590	2,155,616

See accompanying notes which are an integral part of this schedule of investments.

GREEN OWL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — 99.89% - continued	Shares	Fair Value
Industrials — 22.87% - continued
Delta Air Lines, Inc.	27,000	$1,334,610
Jacobs Engineering Group, Inc.	41,524	2,690,755
Quanta Services, Inc.	104,955	3,709,109
Robert Half International, Inc.	8,433	543,338
United Parcel Service, Inc., Class B	11,520	1,214,208
Valmont Industries, Inc.	10,003	1,290,387
		17,647,128
Information Technology — 7.62%
Analog Devices, Inc.	23,205	2,294,046
Apple, Inc.	21,535	3,584,286
		5,878,332
Materials — 2.19%
PPG Industries, Inc.	16,015	1,688,622

Real Estate — 3.08%
CBRE Group, Inc., Class A(a)	52,030	2,380,373

Total Common Stocks (Cost $56,529,482)		77,078,590

Other Assets in Excess of Liabilities — 0.11%		83,599

NET ASSETS — 100.00%		$77,162,189

(a)	Non-income producing security.
(b)	Master Limited Partnership.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At January 31, 2019, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$22,241,117
Gross Unrealized Depreciation	(1,589,006)
Net Unrealized Appreciation on Investments	$20,652,111
Aggregate cost of securities for federal income tax purposes	$56,426,479

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

January 31, 2019

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2019

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Kovitz Investment Group Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$77,078,590	$-	$-	$77,078,590
Total	$77,078,590	$-	$-	$77,078,590

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

MUTUAL FUNDS - 45.42%	Shares	Fair Value

Akre Focus Fund, Institutional Class	203,321	$7,561,511
Alger Small Cap Focus Fund, Class Z	452,659	9,012,441
Allianz NFJ Dividend Value Fund, Institutional Class	200	2,308
Allianz NFJ Small-Cap Value Fund, Institutional Class	162	2,667
American Century Equity Income Fund, Investor Class	100	835
American Century International Discovery Fund, Institutional Class	250	3,339
AMG GW&K U.S. Small Cap Growth Fund, Institutional Class	100	425
AMG Yacktman Fund, Institutional Class	61,118	1,224,799
Artisan International Small Cap Fund, Investor Class	150	1,849
Artisan International Value Fund, Investor Class	150	5,027
Artisan Mid Cap Value Fund, Investor Class	279	5,270
Artisan Small Cap Fund, Investor Class	125	3,731
BBH Core Select Fund, Class N	100	1,365
BlackRock International Opportunities Portfolio, Institutional Class	100	2,675
Bridgeway Small-Cap Growth Fund, Class N	205	4,990
Bridgeway Ultra-Small Company Market Fund, Class N	100	1,130
Buffalo Small Cap Fund, Inc.	150	1,802
Champlain Small Company Fund, Institutional Class	100	1,874
Chartwell Small Cap Value Fund	118	2,053
Columbia Acorn International Fund, Class Z	100	3,201
Columbia Acorn Select Fund, Class Z	150	2,016
Columbia Contrarian Core Fund, Class Z	91	2,129
Columbia Small Cap Growth Fund I, Class Z	100	1,827
Davis Opportunity Fund, Class Y	100	3,246
Delaware Select Growth Fund, Institutional Class	100	3,440
Delaware Small Cap Value Fund, Institutional Class	100	5,859
Delaware Value Fund, Institutional Class	144	3,012
Deutsche Small Cap Core Fund, Institutional Class	52	1,477
DFA International Small Cap Value Portfolio, Institutional Class	100	1,790
DFA International Small Company Portfolio, Institutional Class	100	1,719
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	3,360
Dreyfus Opportunistic Small Cap Fund	100	2,577
Fairholme Fund	100	1,661
Fidelity Advisor Growth Opportunities Fund, Institutional Class	151,826	12,100,525
Fidelity Mid-Cap Stock Fund	150	4,962
Fidelity Small Cap Discovery Fund	100	2,192
Fidelity Small Cap Stock Fund	150	2,378
Fidelity Small Cap Value Fund	150	2,144
Franklin Small Cap Value Fund, Advisor Class	100	4,784

See accompanying notes which are an integral part of this schedule of investments.

Hartford International Opportunities Fund (The), Class Y	248	3,742
Heartland Value Fund	100	3,732
Hennessy Focus Fund, Investor Class	50	3,522
Ivy Global Growth Fund, Institutional Class	66,740	2,811,090
Ivy Mid Cap Income Opportunities Fund, Institutional Class	514,585	7,090,974
Janus Henderson Mid Cap Value Fund, Class T	200	2,786
Janus Henderson Overseas Fund, Class T	100	2,935
Janus Henderson Venture Fund, Class T	100	7,179
JOHCM International Select Fund, Institutional Class	100	2,174
JPMorgan Disciplined Equity Fund, Institutional Class	100	2,547
JPMorgan Mid Cap Value Fund, Institutional Class	100	3,622
JPMorgan Small Cap Equity Fund, Select Class	100	5,332
JPMorgan Small Cap Growth Fund, Class L	100	1,752
Lazard Global Listed Infrastructure Portfolio, Institutional Class	244,835	3,498,692
Longleaf Partners Fund	150	3,053
Longleaf Partners International Fund	100	1,661
Longleaf Partners Small-Cap Fund	100	2,393
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	2,552
MainStay Mackay U.S. Equity Opportunities Fund, Institutional Class	100	802
Merger Fund (The), Investor Class	107,290	1,773,503
Morgan Stanley Growth Portfolio, Institutional Class	100	4,683
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	134,321	5,566,257
Neuberger Berman Genesis Fund, Institutional Class	100	5,214
Nicholas Fund, Inc.	50	3,060
Oakmark International Fund, Investor Class	150	3,336
Oakmark International Small Cap Fund, Institutional Class	150	2,063
Oakmark Select Fund, Institutional Class	150	5,874
Oppenheimer International Small-Mid Company Fund, Class Y	100	4,337
Oppenheimer Mid Cap Value Fund, Class Y	100	4,842
Pear Tree Quality Fund, Ordinary Class	73,716	1,287,086
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged), Institutional Class	592,779	4,481,411
Polen Growth Fund, Institutional Class	353,868	9,674,740
PRIMECAP Odyssey Aggressive Growth Fund	100	4,305
Principal SmallCap Growth Fund I, Institutional Class	200	2,460
ProFunds Real Estate UltraSector ProFund, Investor Class	32,237	1,500,000
Royce Low-Priced Stock Fund, Investment Class	150	1,048
Royce Opportunity Fund, Investment Class	100	1,137
Royce Premier Fund, Investment Class	300	3,873
Royce Special Equity Fund, Institutional Class	150	2,786
Sterling Capital Stratton Real Estate Fund, Institutional Class	39,588	1,500,000
T. Rowe Price International Discovery Fund	75	4,482
T. Rowe Price Mid-Cap Growth Fund	50	4,200
T. Rowe Price New Horizons Fund	100	5,359
T. Rowe Price Small-Cap Value Fund	100	4,372
Thornburg Value Fund, Institutional Class	100	6,832

See accompanying notes which are an integral part of this schedule of investments.

TIAA-CREF International Equity Fund, Institutional Class	100	1,026
Touchstone Sands Capital Select Growth Fund, Class Y	100	1,352
Tweedy Browne Global Value Fund	150	3,911
Vanguard Strategic Equity Fund, Investor Class	100	3,023
Victory RS Small Cap Growth Fund, Class Y	100	7,251
Voya Corporate Leaders Trust, Series B	73,127	2,775,151
Wasatch Emerging Markets Small Cap Fund, Investor Class	1,000	2,400
Wasatch International Growth Fund, Investor Class	150	4,013
Wasatch International Opportunities Fund, Institutional Class	1,000	3,140

Total Mutual Funds (Cost $74,019,580)		72,103,457

EXCHANGE-TRADED FUNDS - 19.04%

Invesco DWA Utilities Momentum ETF	49,370	1,510,722
Invesco S&P 500 Low Volatility ETF	221,530	11,001,179
Invesco S&P MidCap Low Volatility ETF	160,810	7,657,772
iShares Edge MSCI Minimum Volatility USA ETF	154,510	8,553,674
iShares North American Tech Software ETF	7,790	1,497,394

Total Exchange-Traded Funds (Cost $30,033,161)		30,220,741

MONEY MARKET FUNDS - 36.85%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.32%(a) (b)	58,508,798	58,508,798

Total Money Market Funds (Cost $58,508,798)		58,508,798

Total Investments — 101.31% (Cost $162,561,539)		160,832,996

Liabilities in Excess of Other Assets — (1.31)%		(2,078,888)

NET ASSETS — 100.00%		$158,754,108

(a)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2019, the percentage of net assets invested in Fidelity Investments Money Market Government Portfolio were 36.85% of the Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ETF - Exchange-Traded Fund

Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

See accompanying notes which are an integral part of this schedule of investments.

SMI DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 93.71%	Shares	Fair Value

Invesco DB Gold Fund(a)	791,730	$32,128,403
iShares 20+ Year Treasury Bond ETF	173,100	21,113,007
iShares iBoxx $ Investment Grade Corporate Bond ETF	185,680	21,654,002
Vanguard Real Estate ETF(a)	490,060	40,875,905

Total Exchange-Traded Funds (Cost $113,935,298)		115,771,317

MONEY MARKET FUNDS - 39.14%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.32%(a) (b)	48,352,204	48,352,204

Total Money Market Funds (Cost $48,352,204)		48,352,204

Total Investments — 132.85% (Cost $162,287,502)		164,123,521

Liabilities in Excess of Other Assets — (32.85)%		(40,580,586)

NET ASSETS — 100.00%		$123,542,935

(a)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2019, the percentage of net assets invested in Invesco DB Gold Fund, Vanguard Real Estate ETF and Fidelity Investments Money Market Government Portfolio were 26.01%, 33.09% and 39.14%, respectively, of the Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 56.73%	Shares	Fair Value

Invesco DB Gold Fund	263,050	10,674,568
Invesco DWA Utilities Momentum ETF	17,070	522,342
Invesco S&P 500 Low Volatility ETF	24,730	1,228,092
Invesco S&P MidCap Low Volatility ETF	23,730	1,130,023
iShares 20+ Year Treasury Bond ETF	42,980	5,242,271
iShares Edge MSCI Minimum Volatility USA ETF	21,190	1,173,078
iShares iBoxx $ Investment Grade Corporate Bond ETF	46,090	5,375,016
iShares North American Tech Software ETF	1,250	240,275
Vanguard Real Estate ETF	125,350	10,455,443

Total Exchange-Traded Funds (Cost $35,487,877)		36,041,108

MUTUAL FUNDS - 28.11%

Akre Focus Fund, Institutional Class	23,728	$882,430
Alger Small Cap Focus Fund, Institutional Class	94,916	1,889,778
Cohen & Steers Realty Shares, Inc.	3,696	240,000
Fidelity Advisor Growth Opportunities Fund, Institutional Class	27,210	2,168,617
Fidelity Real Estate Investment Portfolio	5,615	240,000
Ivy Mid Cap Income Opportunities Fund, Institutional Class	74,002	1,019,741
Lazard Global Listed Infrastructure Portfolio, Institutional Class	54,898	784,497
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	100	2,552
Mairs and Power Small Cap Fund	17,233	428,080
Merger Fund (The), Investor Class	4,136	68,372
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	33,539	1,389,839
Oakmark International Fund, Investor Class	50	1,112
Oppenheimer International Small-Mid Company Fund, Class Y	100	4,337
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged), Institutional Class	55,863	422,323
Polen Growth Fund, Institutional Class	57,834	1,581,190
Profunds Mobile Telecommunications UltraSector ProFund, Investor Class(a)	76,444	6,252,388
ProFunds Real Estate UltraSector ProFund, Investor Class	5,158	240,000
Royce Opportunity Fund, Investment Class	100	1,137
Sterling Capital Stratton Real Estate Fund, Institutional Class	6,334	240,000
Wasatch International Growth Fund, Investor Class	100	2,675

Total Mutual Funds (Cost $18,425,209)		17,859,068

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value
MONEY MARKET FUNDS - 34.62%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.32%(b) (c)	21,994,591	21,994,591

Total Money Market Funds (Cost $21,994,591)		21,994,591

Total Investments — 119.46% (Cost $75,907,677)		75,894,767

Liabilities in Excess of Other Assets — (19.46)%		(12,362,234)

NET ASSETS — 100.00%		$63,532,533

(a)	Non-income producing security.
(b)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2019, the percentage of net assets invested in Fidelity Investments Money Market Government Portfolio were 34.62% of the Fund.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2019, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind	SMI Dynamic
	Investing Fund	Allocation Fund	SMI 50/40/10 Fund
Gross appreciation	$1,528,721	$1,836,019	$615,931
Gross depreciation	(3,258,792)	-	(638,589)
Net appreciation (depreciation) on investments	$(1,730,071)	$1,836,019	$(22,658)

Tax cost of investments	$162,563,067	$162,287,502	$75,917,425

At January 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedules of Investments

January 31, 2019

(Unaudited)

The Sound Mind Investing Fund ("SMI Fund"), SMI Dynamic Allocation Fund and SMI 50/40/10 Fund (each a "Fund" and collectively, the "Funds") are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SMI Funds

Notes to the Schedules of Investments - continued

January 31, 2019

(Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) of the mutual funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, SMI Advisory Services, LLC (the “Adviser”) may, in accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedules of Investments - continued

January 31, 2019

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$72,103,457	$-	$-	$72,103,457
Exchange-Traded Funds	30,220,741	-	-	30,220,741
Money Market Funds	58,508,798	-	-	58,508,798
Total Investments	$160,832,996	$-	$-	$160,832,996

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$115,771,317	$-	$-	$115,771,317
Money Market Funds	48,352,204	-	-	48,352,204
Total Investments	$164,123,521	$-	$-	$164,123,521

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$36,041,108	-	-	$36,041,108
Mutual Funds	17,859,068	-	-	17,859,068
Money Market Funds	21,994,591	-	-	21,994,591
Total Investments	$75,894,767	$-	$-	$75,894,767

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	3/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	3/26/19

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	3/26/19